TRADE AND OTHER RECEIVABLES	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES
A.Non-Current trade and other receivables

In thousands of dollars	June 30, 2022	31 December, 2021	December 31, 2020
Loans receivable	17,801	21,613	2,259
Call deposit	4,457	4,584	1,984
Cash Guarantees and deposits	11,344	14,663	8,992
Other	45	56	—
Total	33,647	40,916	13,235
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.

Non - current trade and other receivables are composed of financial assets classified at amortized cost. The Group classifies its financial asset at amortized cost if both of the following criteria are met:

•The assets are held within a business model whose objective is to collect the contractual cash flows and
•The contractual terms give rise to cash flows that are solely the payments of principal and interest

(i) Loans receivable

On September 30, 2021, the Group signed new loan agreements in order to refinance RSP loans that were expiring in October 2021. Due to the refinancing, IFRS 9 required de-recognition of the carrying amounts of the loans re-financed and recognition of the new loans granted. Certain Loans were re-financed on April 8, 2022, resulting in de-recognition of the old loans and recognition of the new loans granted. As of December 31, 2021, management decided to extend the terms of the loans maturing in October 2022 to October 10, 2027 and was then approved by the Board of Directors on April 8, 2022. Accordingly, management has reassessed the expected redemption date for all loans and based on the updated redemption dates the BSMOPM yields a fair value of the loans maturing in October 2027 of USD 20,582,787 and a fair value for the loans maturing on October 10, 2030, of USD 2,347,153. The difference between the carrying amount of the loans expected to mature in 2027 and the fair value of these loans has been recorded as impairment of RSP for USD 13,117,000 loans as of December 31, 2021.

Subsequent to the re-financing on April 8,2022, a net loss on refinancing of RSP loans of USD 2,459,862 was included in finance costs for the period ended June 30, 2022.

Correspondingly, certain impairments recognized in first quarter of 2022 were reversed in the second quarter of 2022, with a net impairment loss of USD 1,076,896 being recognized in finance cost for the six months period ended June 30,2022. This impairment loss reflects management's re-assessment of the recoverability of the loans.

The loss on refinancing of RSP Loans and the impairments or impairment reversals of RSP loans are disclosed in note 16, Finance Income and Costs.

During the reporting period, the company reassessed the timing of cash flows of the RSP loans. It is now estimated that the loans will be paid back as per the timelines presented in the table below. Management has reassess the expected repayment of the loans given the extension that has been granted as well as the current market conditions. As of December 31, 2021 it was estimated that the loans were going to be repaid as follows: 20% in 2023, 20% in 2024, 30% in 2025 and 30% in 2026.
A.Non-Current trade and other receivables (continued)

Year of Projected Payback	% Payback Estimate Loans Maturing 2027	% Payback Estimate Loans Maturing 2030
2022	—	—
2023	—	—
2024	—	—
2025	20%	10%
2026	20%	10%
2027	60%	20%
2028	—	20%
2029	—	20%
2030	—	20%

(ii) Call deposits

Call deposits are comprised of deposits the Group have made for facilities in the US for which the Group does not have the right to withdraw the money. Call deposits are maintained and renewed as needed in order to comply with the terms of certain lease agreements.

(iii) Cash guarantees and deposits

Cash guarantees and deposits are amounts that some companies of the Group have deposited in escrow accounts in order to obtain a lease and/or to obtain services provided by third parties. The cash guarantees match each lease duration. The leases expire between 2 to 15 years.

B. Current trade and other receivables

In thousands of USD	June 30, 2022	December 31, 2021	December 31, 2020
R&D tax credits	22,892	14,847	26,135
VAT receivable	17,981	13,772	6,455
Other tax receivables	12,307	13,807	—
Call deposit	—	—	524
Deferred charges	7,384	1,116	53
Loans receivable	—	143	29,344
Impairment of other receivables	(151)	(42)	(7)
Other receivables	1,055	1,669	600
Total	61,468	45,312	63,104
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.
Research and Development (R&D) Tax Credits are credits that our UK companies have claimed based on the R&D incentive program of the UK government. The Research and Development Expenditure Credit ("RDEC") incentive program credits are recognized in intangible assets and as a credit in the statements of profit or loss against non-capitalized program expenses. Small and Medium Enterprise Research and Development ("SME R&D") relief is credited to tax expense in the consolidated statement of profit or loss Loans receivable comprises short term loans to employees including mobility incentive scheme of cycling to work. R&D Tax Credits are credits that our UK companies have claimed based on the R&D incentive program of the UK government.